Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments for Operating Leases and Capital Leases

Future minimum lease payments under operating and capital leases are as follows:

	Operating Leases	Capital Leases
2014	24	6
2015	22	2
2016	16	2
2017	12	1
2018	9	—
Thereafter	24	—

Total future minimum leases payments	107	11
Less: amount representing interest		1

Present value of future minimum lease payments		10